DAVIS FUNDAMENTAL ETF TRUST
CERTIFICATION PURSUANT TO RULE 497(j)
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Re: Davis Fundamental ETF Trust (File Nos. 333-213073, 811-23181)
Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on February 28, 2019, of Registrant’s Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940.
Dated: March 1, 2019
Davis Fundamental ETF Trust
By: /s/ Ryan Charles
Ryan Charles, Secretary